Taxation - Schedule of Movement of Valuation Allowance (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Income Tax Disclosure [Abstract]
Balance at beginning of the period	¥ 465,703	¥ 540,973	¥ 752,907
Addition	10,298	19,865	16,934
Effect of change on tax rate	30,001	0	0
Written off for expiration of net operating losses	(20,022)	(2,380)	(225,742)
Utilization of previously unrecognized tax loss and un-deductible advertising expenses	(17,393)	(92,755)	(3,126)
Balance at end of the period	¥ 468,587	¥ 465,703	¥ 540,973